Stock Options (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Number of Options Outstanding	1,115,810	1,158,644	1,180,757	1,184,757	96,586
Weighted Average Exercise Price Outstanding, Beginning	$ 8.40	$ 8.40	$ 8.73	$ 8.53
Exercise Price Range 5.35 - 11.30
Number of Options Outstanding	1,055,105	1,097,939	1,120,052
Number of Options Exercisable	571,470	506,889	238,351
Weighted Average Remaining Contractual Life	7 years 10 months 6 days	8 years 4 months 2 days	9 years 4 months 6 days
Weighted Average Exercise Price Outstanding, Beginning		$ 8.68	$ 9.03
Weighted Average Exercise Price Exercisable		$ 8.70	$ 8.76
Exercise Price Range 2.91 - 4.65
Number of Options Outstanding	60,705	60,705	60,705
Number of Options Exercisable	60,705	60,705	58,470
Weighted Average Remaining Contractual Life	4 years	4 years 6 months 3 days	5 years 3 months 10 days
Weighted Average Exercise Price Outstanding, Beginning	$ 3.36	$ 3.37	$ 3.36
Weighted Average Exercise Price Exercisable	$ 3.36	$ 3.37	$ 3.32